Income Taxes, Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
U.S. Federal	$ 888	$ 5,850	$ 2,231
U.S. State and local	(45)	849	(310)
Non-U.S.	169	171	211
Total current	1,012	6,870	2,132
Deferred:
U.S. Federal	636	(1,446)	(2,440)
U.S. State and local	448	200	(789)
Non-U.S.	(9)	(46)	(60)
Total deferred	1,075	(1,292)	(3,289)
Income tax expense (benefit)	$ 2,087	$ 5,578	$ (1,157)